Income statement analysis (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Summary of finance income and finance costs

			$ million
	2025	2024	2023
Interest and other income
Interest income from
Financial assets measured at amortized cost	1,203	1,308	1,034
Financial assets measured at fair value through profit or loss	129	181	215
Other income[a]	277	1,284	386
	1,609	2,773	1,635

Currency exchange losses charged to the income statement[b]	(295)	541	74
Expenditure on research and development	274	301	298
Costs relating to the Gulf of America oil spill (pre-interest and tax)[c]	31	51	57

Finance costs
Interest expense on lease liabilities	704	468	363
Interest expense on other liabilities measured at amortized cost[d]	3,419	3,483	3,115
Capitalized at 4.69% (2024 4.94% and 2023 4.88%)[e]	(142)	(382)	(514)
Finance debt risk management activities[f]	(22)	104	(35)
Unwinding of discount on provisions	675	617	504
Unwinding of discount on other payables measured at amortized cost	472	393	407
	5,106	4,683	3,840
a2024 includes a $427 million gain relating to the remeasurement of bp's previously held interests in bp Bunge Bioenergia and Lightsource bp and $498 million relating to the remeasurement of certain US assets excluded from the Lightsource bp acquisition. See Note 3 for further information.
bExcludes exchange gains and losses arising on financial instruments measured at fair value through profit or loss.
cIncluded within production and manufacturing expenses.
d2023 includes a loss of $49 million associated with the buyback of finance debt.
eTax relief on capitalized interest is approximately $36 million (2024 $53 million and 2023 $130 million).
fIncludes temporary valuation differences related to the group’s interest rate and foreign currency exchange risk management associated with finance debt.